(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
(Loss)/Earnings Per Share
The calculation of basic and diluted loss per share are set out in the following:

	Year ended December 31,
	2022	2021	2020
Loss attributable to equity holders of the Company (US$ in millions)	$(1,582)	$(1,048)	$(1,523)
Weighted average number of shares for basic loss per share (thousand shares)	8,093,189	8,092,597	8,089,202
Adjustments for share options (thousand shares)(i)	—	—	—
Weighted average number of shares for diluted loss per share (thousand shares)	8,093,189	8,092,597	8,089,202
Loss per share, basic(ii)	(US19.55 cents)	(US12.95 cents)	(US18.82 cents)
	(HK152.42 cents)	(HK101.00 cents)	(HK145.90 cents)
Loss per share, diluted(ii)	(US19.55 cents)	(US12.95 cents)	(US18.82 cents)
	(HK152.42 cents)	(HK101.00 cents)	(HK145.90 cents)

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(i)    The computation of the diluted loss per share for the years ended December 31, 2022, 2021 and 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
(ii)    The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2022, 2021 and 2020 of US$1.00 to HK$7.7962, US$1.00 to HK$7.7994 and US$1.00 to HK$7.7526, respectively.